Loans - Loans' Credit Quality (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	$ 4,771,608	$ 5,121,391
Allowance for expected credit losses	(25,759)	(24,961)	$ (28,073)
Total net loans	4,745,849	5,096,430
Loans originated current year	446,889	971,780
Loans originated 1 year past	869,763	646,456
Loans originated 2 years past	522,315	486,617
Loans originated 3 years past	390,228	684,334
Loans originated 4 years past	535,946	407,111
Loans originated prior	1,746,578	1,659,455
Overdrafts and credit cards	259,889	265,638
Total amortized cost	4,771,608	5,121,391
Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	671,844	723,463
Allowance for expected credit losses	(11,248)	(12,143)	(11,126)
Total net loans	660,596	711,320
Total amortized cost	671,844	723,463
Commercial loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	118,794	124,551
Allowance for expected credit losses	(267)	(416)
Total net loans	118,527	124,135
Total amortized cost	118,794	124,551
Commercial loans | Government
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	274,854	281,518
Allowance for expected credit losses	(848)	(1,368)
Total net loans	274,006	280,150
Total amortized cost	274,854	281,518
Commercial loans | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	278,196	317,394
Allowance for expected credit losses	(10,133)	(10,359)
Total net loans	268,063	307,035
Total amortized cost	278,196	317,394
Commercial real estate loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	607,716	627,331
Allowance for expected credit losses	(1,441)	(884)	(1,168)
Total net loans	606,275	626,447
Total amortized cost	607,716	627,331
Commercial real estate loans | Commercial mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	596,735	619,857
Allowance for expected credit losses	(1,441)	(884)
Total net loans	595,294	618,973
Total amortized cost	596,735	619,857
Commercial real estate loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	10,981	7,474
Allowance for expected credit losses	0	0
Total net loans	10,981	7,474
Total amortized cost	10,981	7,474
Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	191,733	200,468
Allowance for expected credit losses	(3,096)	(2,696)	(3,020)
Total net loans	188,637	197,772
Total amortized cost	191,733	200,468
Consumer loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	42,715	44,420
Allowance for expected credit losses	(379)	(355)
Total net loans	42,336	44,065
Total amortized cost	42,715	44,420
Consumer loans | Automobile financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	18,962	20,834
Allowance for expected credit losses	(59)	(93)
Total net loans	18,903	20,741
Total amortized cost	18,962	20,834
Consumer loans | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	85,634	77,714
Allowance for expected credit losses	(1,744)	(1,043)
Total net loans	83,890	76,671
Total amortized cost	85,634	77,714
Consumer loans | Other consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	44,422	57,500
Allowance for expected credit losses	(914)	(1,205)
Total net loans	43,508	56,295
Total amortized cost	44,422	57,500
Consumer loans | Other consumer | Cash and Portfolio Secured Lending Collateral
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	8,000	9,000
Consumer loans | Other consumer | Buildings in Construction or Other Collateral
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	27,000	37,000
Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	3,300,315	3,570,129
Allowance for expected credit losses	(9,974)	(9,238)	$ (12,759)
Total net loans	3,290,341	3,560,891
Total amortized cost	3,300,315	3,570,129
Pass
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	4,545,019	4,942,484
Loans originated current year	446,889	971,776
Loans originated 1 year past	868,598	646,436
Loans originated 2 years past	522,169	485,944
Loans originated 3 years past	364,225	680,939
Loans originated 4 years past	526,356	393,623
Loans originated prior	1,559,264	1,499,410
Overdrafts and credit cards	257,518	264,356
Total amortized cost	4,545,019	4,942,484
Pass | Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	650,038	703,529
Pass | Commercial loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	116,859	123,874
Pass | Commercial loans | Government
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	274,854	281,518
Pass | Commercial loans | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	258,325	298,137
Pass | Commercial real estate loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	601,257	620,564
Pass | Commercial real estate loans | Commercial mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	590,276	613,090
Pass | Commercial real estate loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	10,981	7,474
Pass | Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	188,639	199,205
Pass | Consumer loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	42,673	44,414
Pass | Consumer loans | Automobile financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	18,823	20,673
Pass | Consumer loans | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	85,242	77,419
Pass | Consumer loans | Other consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	41,901	56,699
Pass | Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	3,105,085	3,419,186
Special mention
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	19,883	10,214
Loans originated current year	0	0
Loans originated 1 year past	141	0
Loans originated 2 years past	146	142
Loans originated 3 years past	457	0
Loans originated 4 years past	339	0
Loans originated prior	17,110	9,767
Overdrafts and credit cards	1,690	305
Total amortized cost	19,883	10,214
Special mention | Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	2,315	0
Special mention | Commercial loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	1,689	0
Special mention | Commercial loans | Government
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Special mention | Commercial loans | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	626	0
Special mention | Commercial real estate loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	1,484	2,082
Special mention | Commercial real estate loans | Commercial mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	1,484	2,082
Special mention | Commercial real estate loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Special mention | Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Special mention | Consumer loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Special mention | Consumer loans | Automobile financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Special mention | Consumer loans | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Special mention | Consumer loans | Other consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Special mention | Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	16,084	8,132
Substandard
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	145,689	105,639
Loans originated current year	0	0
Loans originated 1 year past	0	0
Loans originated 2 years past	0	508
Loans originated 3 years past	25,534	277
Loans originated 4 years past	272	12,133
Loans originated prior	119,332	91,795
Overdrafts and credit cards	551	926
Total amortized cost	145,689	105,639
Substandard | Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	1,012	1,428
Substandard | Commercial loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	159	632
Substandard | Commercial loans | Government
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Substandard | Commercial loans | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	853	796
Substandard | Commercial real estate loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	1,842	1,503
Substandard | Commercial real estate loans | Commercial mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	1,842	1,503
Substandard | Commercial real estate loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Substandard | Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	2,074	295
Substandard | Consumer loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Substandard | Consumer loans | Automobile financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Substandard | Consumer loans | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	392	295
Substandard | Consumer loans | Other consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	1,682	0
Substandard | Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	140,761	102,413
Non-accrual
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	61,017	63,054
Loans originated current year	0	4
Loans originated 1 year past	1,024	20
Loans originated 2 years past	0	23
Loans originated 3 years past	12	3,118
Loans originated 4 years past	8,979	1,355
Loans originated prior	50,872	58,483
Overdrafts and credit cards	130	51
Total amortized cost	61,017	63,054
Non-accrual | Commercial loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	18,479	18,506
Non-accrual | Commercial loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	87	45
Non-accrual | Commercial loans | Government
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Non-accrual | Commercial loans | Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	18,392	18,461
Non-accrual | Commercial real estate loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	3,133	3,182
Non-accrual | Commercial real estate loans | Commercial mortgage
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	3,133	3,182
Non-accrual | Commercial real estate loans | Construction
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Non-accrual | Consumer loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	1,020	968
Non-accrual | Consumer loans | Overdrafts
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	42	6
Non-accrual | Consumer loans | Automobile financing
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	139	161
Non-accrual | Consumer loans | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	0	0
Non-accrual | Consumer loans | Other consumer
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	839	801
Non-accrual | Residential mortgage loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total amortized cost	$ 38,385	$ 40,398